Exhibit 99.1
KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Federal Home Loan Mortgage Corporation (the “Company”)
Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Securities, LLC (“Wells Fargo”)
Deutsche Bank Securities Inc.
(together, the “Specified Parties”)

Re: FREMF 2020-K111 Mortgage Trust – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “K111 99% Data Tape 6.24.xlsx” provided to us on June 24, 2020, (the “Data File”) containing information on 59 mortgage loans (the “Mortgage Loans”) and the related 59 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for the offering of the certificates by FREMF 2020-K111 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.  Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the results, subject to the Instructions, to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Cut-off Date” means July 1, 2020, as provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG
International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
We were instructed by the Company to perform the agreed-upon procedures described below on all Mortgage Loans and all related Mortgaged Properties in the Data File.
A.
We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions).  Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.

B.	Using certain information in the Data File and the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the Calculation Methodology, Instructions, materiality thresholds, and information provided to us by the Company, without verification or evaluation of such Calculation Methodology, Instructions, materiality thresholds, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Calculation Methodology, Instructions, materiality thresholds, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
June 25, 2020
2

ATTACHMENT A

COMPARED ATTRIBUTES
Attribute Number	Attribute	Source Document(s)
1	Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter, Investment Brief
2	Property Name	Provided by Company
3	Optigo Lender	Promissory Note, Loan Agreement, Security Instrument, Exhibit A to Commitment Letter
4	Address (Street)	Appraisal Report, Engineering Report, USPS Website
5	City	Appraisal Report, Engineering Report, USPS Website
6	County	Appraisal Report, Engineering Report, USPS Website
7	State	Appraisal Report, Engineering Report, Phase I Environmental Report
8	Metropolitan Statistical Area	MSA File
9	Zip Code	Appraisal Report, Engineering Report, USPS Website
10	Property Type	Appraisal Report
11	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit
12	Cut-off Date	Provided by Company
13	Original Principal Balance	Promissory Note
14	Note Date	Promissory Note
15	Note Rate	Promissory Note, Loan Modification
16	Rate Type	Promissory Note, Loan Agreement
17	Interest Calculation	Promissory Note, Loan Agreement
18	First Payment Date	Promissory Note, Loan Agreement
19	Maturity Date	Promissory Note, Loan Agreement
20	Payment Date	Promissory Note, Loan Agreement
21	Late Charge Grace Period (# of days)	Promissory Note, Loan Agreement
22	Amortization Type	Promissory Note, Loan Agreement
23	Interest Only Term	Promissory Note, Loan Modification
24	Prepay Provision Description	Promissory Note, Amendment to Multifamily Note
25	Defease To Maturity (Y/N)	Loan Agreement
26	Partial Defeasance Permitted (Y/N)	Promissory Note
27	Appraised Value	Appraisal Report, Investment Brief
28	Appraised Value Type	Appraisal Report, Investment Brief
29	Appraisal Firm	Appraisal Report
30	Appraisal Date	Appraisal Report
31	Year Built	Engineering Report, Appraisal Report, Physical Risk Report
32	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report

ATTACHMENT A
Attribute Number	Attribute	Source Document(s)
33	Number of Units	Rent Roll, Appraisal Report, Asset Summary Report
34	Low Income Units	CRA Report
35	Very Low Income Units	CRA Report
36	Unit of Measure	Rent Roll, Appraisal Report, Asset Summary Report
37	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Asset Summary Report
38	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
39	FIRREA Eligible (Y/N)	Appraisal Report
40	Zoning Status	Zoning Report, Appraisal Report
41	Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
42	Fee Simple/Leasehold	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
43	Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement, Tax Abatement Questionnaire
44	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement
45	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement
46	U/W EGI	Asset Summary Report Excel
47	U/W Expenses	Asset Summary Report Excel
48	U/W NOI	Asset Summary Report Excel
49	Underwritten Annual Reserves	Asset Summary Report Excel
50	U/W NCF	Asset Summary Report Excel
51	Most Recent Period Ending	Asset Summary Report Excel
52	Most Recent EGI	Asset Summary Report Excel
53	Most Recent Expenses	Asset Summary Report Excel
54	Most Recent NOI	Asset Summary Report Excel
55	Most Recent NCF	Asset Summary Report Excel
56	2nd Most Recent Period Ending	Asset Summary Report Excel
57	2nd Most Recent EGI	Asset Summary Report Excel
58	2nd Most Recent Expenses	Asset Summary Report Excel
59	2nd Most Recent NOI	Asset Summary Report Excel
60	2nd Most Recent NCF	Asset Summary Report Excel
61	3rd Most Recent Period Ending	Asset Summary Report Excel
62	3rd Most Recent EGI	Asset Summary Report Excel
63	3rd Most Recent Expenses	Asset Summary Report Excel
64	3rd Most Recent NOI	Asset Summary Report Excel
65	3rd Most Recent NCF	Asset Summary Report Excel
66	Occupancy as of Date	Rent Roll

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
67	Tenant Concentration Type	Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement
68	% of Tenant Concentration
For Student, Military and Corporate concentrations: Property Inspection and Lease Audit, Investment Brief

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

69	Non-Compliance Provisions (Y/N)	Loan Agreement
70	Regulatory Agreement (Y/N)	Loan Agreement
71	Rental Subsidy Indicator (Y/N)	Provided by Company
72	Rental Subsidy Type	Provided by Company
73	Condo Ownership (% or N/A)	Loan Agreement, Security Instrument, Investment Brief
74	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Lease, Asset Summary Report Excel
75	Environmental Firm	Phase I Environmental Report, Database Review
76	Phase I Environmental Report Date	Phase I Environmental Report, Database Review
77	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
78	Phase II Performed (Y/N)	Phase II Environmental Report
79	Phase II Environmental Report Date	Phase II Environmental Report
80	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Database Review, Radon Report
81	Engineering Firm	Engineering Report, Physical Risk Report
82	Engineering Report Date	Engineering Report, Physical Risk Report
83	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
84	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
85	Seismic Firm	Seismic Report, Peak Ground Acceleration Report
86	Seismic Report Date	Seismic Report, Peak Ground Acceleration Report
87	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Peak Ground Acceleration Report, Seismic Map, Engineering Report, Physical Risk Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
88	PML Report Required (Y/N)	Seismic Report, Peak Ground Acceleration Report, Seismic Map, Engineering Report, Physical Risk Report
89	PML (%)	Seismic Report, Peak Ground Acceleration Report
90	Green Advantage	Investment Brief, Green Assessment Green Assessment Plus, Green Report, CRA Report
91	Tax Escrow - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
92	Tax Escrow - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
93	Tax Escrow - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
94	Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
95	Insurance Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
96	Insurance Reserve - Contractual Payment	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
97	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
98	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
99	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
100	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
101	Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
102	Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
103	Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
104	Other Reserve - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
105	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
106	Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
107	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
108	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
109	Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
110	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
111	Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
112	Letter of Credit Amount	Letter of Credit, Loan Agreement, Security Instrument
113	Letter of Credit Description	Letter of Credit, Loan Agreement, Security Instrument

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
114	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Security Instrument
115	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Security Instrument
116	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
117	Environmental Insurance Expiration Date	Provided by Company
118	Environmental Insurance Carrier (Name or N/A)	Provided by Company
119	Environmental Insurance Carrier Rating	Provided by Company
120	Environmental Insurance Coverage ($ or N/A)	Provided by Company
121	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot
122	Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, MICT Screenshot
123	Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot, Loan Agreement
124	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
125	Terrorism Insurance Expiration Date	Provided by Company
126	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
127	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
128	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
129	Terrorism Insurance Carrier Rating	Provided by Company
130	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
131	Property Insurance Expiration Date	Provided by Company
132	Property Insurance Carrier (Name or N/A)	Provided by Company
133	Property Insurance Carrier Rating	Provided by Company
134	Property Insurance Coverage ($ or N/A)	Provided by Company
135	Property Insurance Deductible ($ or N/A)	Provided by Company
136	Liability Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
137	Liability Insurance Expiration Date	Provided by Company
138	Liability Insurance Carrier (Name or N/A)	Provided by Company
139	Liability Insurance Carrier Rating	Provided by Company
140	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
141	Liability Insurance Deductible ($ or N/A)	Provided by Company
142	Cash Management (Description or N/A)	Cash Management, Lockbox Agreement, Loan Agreement
143	Lockbox (Y/N)	Cash Management, Lockbox Agreement, Loan Agreement
144	Existing Financing In Place (existing) (Y/N)	Promissory Note, Loan Agreement, Security Instrument, Secondary Financing Documents

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
145	Existing Financing Amount (existing)	Promissory Note, Loan Agreement, Security Instrument, Secondary Financing Documents
146	Existing Financing Description (existing)	Promissory Note, Loan Agreement, Security Instrument, Secondary Financing Documents
147	Future Mezzanine Debt (Y/N)	Loan Agreement, Promissory Note, Security Instrument
148	Future Secondary Financing (Y/N)	Loan Agreement, Promissory Note, Security Instrument
149	Future Secondary Financing Description	Loan Agreement, Promissory Note, Security Instrument
150	Substitution Permitted (Y/N)	Loan Agreement, Promissory Note, Security Instrument
151	Number of Properties per Loan	Loan Agreement, Appraisal, Promissory Note, Security Instrument, Title Policy
152	Collateral Release Price ($ or N/A)	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
153	Crossed Loans	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
154	Release (Y or N or N/A)	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
155	Release Provisions (Description or N/A)	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
156	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief, Security Instrument
157	Borrowing Entity	Promissory Note, Loan Agreement, Security Instrument
158	Entity Type	Promissory Note, Loan Agreement, Security Instrument
159	State of Organization	Promissory Note, Loan Agreement, Security Instrument, Investment Brief
160	Borrower Principal	Provided by Company
161	Borrower Type	Loan Agreement, Security Instrument, Investment Brief, Promissory Note
162	Tenants In Common (Y/N)	Loan Agreement, Promissory Note, Security Instrument, Borrower Documents
163	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Security Instrument
164	Independent Director (Y/N)	Loan Agreement, Security Instrument
165	Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter, Loan Agreement
166	Assumption Fee	Loan Agreement, Promissory Note, Security Instrument
167	Recourse (Y/N)	Promissory Note, Loan Agreement, Security Instrument, Guaranty Agreement
168	Recourse Description	Promissory Note, Loan Agreement, Security Instrument, Guaranty Agreement
169	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Non-Recourse Agreement, Loan Agreement
170	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Non-Recourse Agreement, Loan Agreement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
171	Environmental Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
172	Fraud Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
173	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
174	Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
175	Waste Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
176	Borrower/Principal Liquid Assets	Provided by Company
177	Borrower/Principal Net Worth	Provided by Company
178	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief
179	Bankruptcy Description (Chapter # or N/A)	Provided by Company
180	Management Company	Management Agreement, Assignment of Management Agreement, Investment Brief, Loan Agreement
181	Primary Servicing Fee	Exhibit A to Commitment Letter, Investment Brief, Mortgage Transaction Narrative, Servicing Tape
182	Master Servicing Fee	Provided by Company
183	Trustee Fee	Trustee Fee Bid Letter
184	Master Servicing Surveillance Fee	Provided by Company
185	CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
186	Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

187	Maturity Balance
Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

188	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
189	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note or Loan Agreement.
190	Monthly Debt Service (IO)
Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

191	Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service.
192	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
193	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
194	Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.
195	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
196	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
197	LTV at Cutoff	Cut-off Balance divided by Appraised Value.

B-1

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
198	LTV at Maturity	Maturity Balance divided by Appraised Value.
199	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
200	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
201	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
202	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
203	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
204	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
205	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Asset Summary Report Source Documents.
206	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Rent Roll, Appraisal Report, Asset Summary Report Excel Source Documents.
207	CDCR (Combined DCR)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of Existing Financing In Place (existing) (Y/N).

208	CLTV (Combined LTV)	Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”. Otherwise, sum of Cut-off Balance and Existing Financing Amount (existing), divided by Appraised Value.
209	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
210	Special Servicing Surveillance Fee	Recompute using fee amount provided by Company and total Cut-off Balance.
211	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
212	Net Mortgage Rate	Note Rate minus Administration Fee.

B-2

ATTACHMENT C

INSTRUCTIONS

1.
For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to use ‘$0’ as the value for the Compared Attribute when the Source Documents (“Phase I Environmental Report & Phase II Environmental Report, Database Review”) contained an Environmental Cost to Cure of less than $5,000. Additionally, we were instructed by the Company to only include radon mitigation costs in the value for the Compared Attribute for Mortgaged Properties with required radon remediation stated in the Source Document (“Radon Report”).

3.
For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents (Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot). For the Mortgaged Property with a Property Name equal to ‘Independence Station’, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute even though ‘No’ was marked in the Standard Flood Hazard Determination Form.

4.
For the Compared Attribute “Earthquake Insurance In Place (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0%. Notwithstanding the above, if the Loan Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use the Source Documents (“Form 1133, Property Insurance Certificate”) to determine the value for the Compared Attribute “Earthquake Insurance In Place (Y/N)”.

5.
For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.
For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Physical Risk Report was provided, if the ‘Seismic Risk’ section of the Physical Risk Report did not indicate any seismic risk factors present, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

7.
For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” (each, an “Acceptable Value Type”). If the Appraisal Report included more than one of an Acceptable Value Type, we were instructed by the Company to use the appraised value listed in the ‘Loan Terms and Underwriting Summary’ section of the Investment Brief to determine which Appraisal Report value to use for the Compared Attribute “Appraised Value”.

8.
For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ in the Source Documents (“Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement”).

9.
For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked.

C-1

ATTACHMENT C

10.
For the Compared Attribute “Other Reserve - Initial Deposit ($ or N/A)”, we were instructed by the Company to use the value defined in the Loan Agreement as the ‘Radon Repair Reserve Deposit’ as the value for the Compared Attribute when the Loan Agreement had ‘Radon Remediation requirement identified as of the Effective Date’ checked.

11.
For the Compared Attribute “Other Reserve - Contractual Payment ($ or N/A)”, we were instructed by the Company to use ‘Springing’ as the value for the Compared Attribute when the Loan Agreement had ‘Radon Screening required’ or ‘Radon Testing required’ checked.

12.	For the Mortgaged Property with a Property Name equal to ‘Woodland Park’, we were instructed by the Company to use “Yes” as the value for the Compared Attribute “Liability Insurance Coverage (Y/N)”.

13.
For all Mortgage Loans where the “Crossed Loans” Compared Attribute was not equal to “N/A”, Mortgage Loans with the same “Crossed Loans” value were considered to be a group (each, a “Crossed Loan Group”). Each underlying mortgage loan in a Crossed Loan Group is treated as having the same LTV at Cutoff, LTV at Maturity, Cut-off Balance Per Unit, U/W DSCR (NCF), U/W IO DSCR (NCF), Most Recent DSCR (NCF), 2nd Most Recent DSCR (NCF), and 3rd Most Recent DSCR (NCF) as such Crossed Loan Group as a whole.  These ratios, except for the LTV at Maturity and Cut-off Balance Per Unit, reflect, in each case, a weighted average of the respective individual ratio for each underlying mortgage loan in such Crossed Loan Group, weighted based on the Cut-off Balance for such underlying mortgage loan relative to the aggregate Cut-off Balance for all of the underlying mortgage loans in such Crossed Loan Group. The LTV at Maturity reflects a weighted average of the respective individual ratio for each underlying mortgage loan in such Crossed Loan Group, weighted based on the Maturity Balance for such underlying mortgage loan relative to the aggregate Maturity Balance for all of the underlying mortgage loans in such Crossed Loan Group.  The Cut-off Balance Per Unit for the underlying mortgage loans in such Crossed Loan Group is based on the aggregate Cut-off Balance for all of the underlying mortgage loans in such Crossed Loan Group and the aggregate Number of Units of all of the mortgaged real properties securing such underlying mortgage loans.

C-2